Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Stockholders Equity [Table Text Block]
The following table presents changes in the number of shares issued and outstanding.

Year ended December 31, (in shares)	2015	2014	2013
Common stock
Total issued, January 1,	480,136,039	479,767,470	412,600,700
New issuances
Employee benefits and compensation plans	2,654,657	368,569	—
Private placement (a)	—	—	67,166,770
Total issued, December 31,	482,790,696	480,136,039	479,767,470
Total treasury stock, December 31,	(810,585)	(41,148)	—
Total outstanding, December 31,	481,980,111	480,094,891	479,767,470

(a)	On November 20, 2013, Ally completed its private placement of its common stock for an aggregate price of $1.3 billion.

Schedule of Stock by Class [Table Text Block]
The following table summarizes information about our Series A and Series G preferred stock.

	December 31, 2015	December 31, 2014
Series A preferred stock (a)
Carrying value ($ in millions)	$696	$1,021
Par value (per share)	0.01	0.01
Liquidation preference (per share)	25	25
Number of shares authorized	40,870,560	40,870,560
Number of shares issued and outstanding	27,870,560	40,870,560
Dividend/coupon
Prior to May 15, 2016	8.5%	8.5%
On and after May 15, 2016	Three month LIBOR + 6.243%	Three month LIBOR + 6.243%
Series G preferred stock
Carrying value ($ in millions)	$—	$234
Par value (per share)	—	0.01
Liquidation preference (per share)	—	1,000
Number of shares authorized	—	2,576,601
Number of shares issued and outstanding	—	2,576,601
Dividend/coupon	—%	7%

(a)	Nonredeemable prior to May 15, 2016.